Segment report (Tables)	6 Months Ended
Dec. 31, 2019
Segment report
Schedule of segment information

Segment report
for the period ended

Turnover				Earnings before interest and tax (EBIT)
Full year	Half year	Half year		Half year	Half year	Full year
30 Jun 19	31 Dec 18	31 Dec 19		31 Dec 19	31 Dec 18	30 Jun 19
Rm	Rm	Rm	Segment analysis	Rm	Rm	Rm
26 060	12 584	12 983	Operating Business Units	2 397	3 425	3 812
20 876	9 906	10 348	Mining	1 374	2 661	4 701
5 184	2 678	2 635	Exploration and Production International	1 023	764	(889)
200 912	101 403	98 781	Strategic Business Units	6 549	16 240	8 095
83 803	43 623	41 206	Energy	6 743	9 565	16 566
48 813	23 011	24 642	Base Chemicals	(1 488)	3 076	(1 431)
68 296	34 769	32 933	Performance Chemicals	1 294	3 599	(7 040)
78	26	–	Group Functions	907	1 126	(2 210)
227 050	114 013	111 764	Group performance	9 853	20 791	9 697
(23 474)	(11 069)	(12 594)	Intersegmental turnover
203 576	102 944	99 170	External turnover

Schedule of revenue by major product line

Revenue by major product line
	Half year	Half year	Full year
	31 Dec 19	31 Dec 18	30 Jun 19

	Rm	Rm	Rm
Base Chemicals	24 183	22 668	48 113
Polymers	13 974	12 346	25 864
Solvents	5 965	6 441	13 178
Fertilisers and explosives	2 240	2 333	4 718
Other base chemicals	2 004	1 548	4 353
Performance Chemicals	32 452	34 349	67 228
Organics	24 790	26 193	51 405
Waxes	3 927	4 387	8 474
Advanced materials	3 735	3 769	7 349
Upstream, Energy and Other
Coal	906	1 826	3 222
Liquid fuels and crude oil	36 884	39 633	75 819
Gas (methane rich and natural gas) and condensate	3 134	2 991	5 986
Other (Technology, refinery services)	1 148	991	2 308
Revenue from contracts with customers	98 707	102 458	202 676
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	463	486	900
Total external turnover	99 170	102 944	203 576